Borrowings - Summary of Bank Loan (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current borrowings	S/ 826,474	S/ 1,056,764
Non-current borrowings	376,198	633,299
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	810,188	990,467
Non-current borrowings	213,293	571,167
Bank loans [member] | GyM S A [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	227,770	551,413
Non-current borrowings		95,376
Bank loans [member] | Grana Y Montero S.A.A. [member] | three months LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	206,836	113,412
Non-current borrowings	S/ 125,547	363,564
Bank loans [member] | GyM Ferrovias S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2019
Current borrowings	S/ 209,463
Bank loans [member] | Viva GyM SA [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	129,617	157,592
Non-current borrowings	2,102
Bank loans [member] | CAM Holding S A [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	22,587	42,911
Non-current borrowings	S/ 85,644	96,245
Bank loans [member] | Adexus S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	15.75%
Borrowings, maturity	2019
Current borrowings	S/ 13,915	812
Bank loans [member] | GMD SA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.90%
Current borrowings		46,552
Non-current borrowings		3,175
Bank loans [member] | CONCARSA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2018
Current borrowings		77,775
Non-current borrowings		S/ 12,807
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%	7.00%
Bottom of range [member] | Bank loans [member] | GyM S A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.63%
Borrowings, maturity	2018
Bottom of range [member] | Bank loans [member] | Grana Y Montero S.A.A. [member] | three months LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.90%
Borrowings, maturity	2018
Bottom of range [member] | Bank loans [member] | Viva GyM SA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%
Borrowings, maturity	2018
Bottom of range [member] | Bank loans [member] | CAM Holding S A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.55%
Borrowings, maturity	2018
Bottom of range [member] | Bank loans [member] | GMD SA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2018
Bottom of range [member] | Bank loans [member] | CONCARSA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.68%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.00%	11.22%
Top of range [member] | Bank loans [member] | GyM S A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.91%
Borrowings, maturity	2019
Top of range [member] | Bank loans [member] | Grana Y Montero S.A.A. [member] | three months LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	5.50%
Borrowings, maturity	2020
Top of range [member] | Bank loans [member] | GyM Ferrovias S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%
Top of range [member] | Bank loans [member] | Viva GyM SA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.00%
Borrowings, maturity	2020
Top of range [member] | Bank loans [member] | CAM Holding S A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.04%
Borrowings, maturity	2020
Top of range [member] | Bank loans [member] | GMD SA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2019
Top of range [member] | Bank loans [member] | CONCARSA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	13.76%